UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-7704
Schwab Capital Trust – Schwab Monthly Income Funds
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Randall W. Merk
Schwab Capital Trust – Schwab Monthly Income Funds
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2010 – March 31, 2010

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab® Monthly Income Fund - Moderate Payout

Portfolio Holdings as of March 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.6%	Other Investment Companies	17,134	17,156

99.6%	Total Investments	17,134	17,156
0.4%	Other Assets and Liabilities, Net		71

100.0%	Total Net Assets		17,227

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.6% of net assets

Equity Funds 39.2%
Laudus International MarketMasters Fund, Select Shares (a)	61,999	1,033
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares (a)	103,754	921
Schwab Dividend Equity Fund (a)	244,285	2,988
Schwab Global Real Estate Fund (a)	307,086	1,809

		6,751

Fixed-Income Funds 56.9%
Laudus Mondrian International Fixed Income Fund (a)	69,039	773
Schwab Premier Income Fund (a)	390,364	3,954
Schwab Short-Term Bond Market Fund (a)	209,511	1,886
Schwab Total Bond Market Fund (a)	352,718	3,182

		9,795

Money Funds 3.5%
Schwab Value Advantage Money Fund, Institutional Shares (a)	197,105	197
State Street Institutional Liquid Reserves Fund - Institutional Class	413,462	413

		610

Total Other Investment Companies (Cost $17,134)		17,156

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10 the tax basis cost of the fund’s investments was $17,332 and the unrealized appreciation and depreciation were $1 and ($177), respectively, with a net unrealized depreciation of ($176).

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

 1

 Schwab Monthly Income Fund - Moderate Payout

Portfolio Holdings  (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of March 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$17,156	$—	$—	$17,156

Total	$17,156	$—	$—	$17,156

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47716MAR10 - 00

2

Schwab Capital Trust
Schwab® Monthly Income Fund - Enhanced Payout

Portfolio Holdings as of March 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.6%	Other Investment Companies	73,072	74,765

99.6%	Total Investments	73,072	74,765
0.4%	Other Assets and Liabilities, Net		282

100.0%	Total Net Assets		75,047

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.6% of net assets

Equity Funds 25.1%
Laudus International MarketMasters Fund, Select Shares (a)	137,903	2,298
Laudus Rosenberg U.S. Large Capitalization Fund, Select Shares (a)	255,450	2,268
Schwab Dividend Equity Fund (a)	672,853	8,229
Schwab Global Real Estate Fund (a)	1,029,157	6,062

		18,857

Fixed-Income Funds 70.7%
Laudus Mondrian International Fixed Income Fund (a)	330,462	3,701
Schwab Premier Income Fund (a)	2,176,928	22,052
Schwab Short-Term Bond Market Fund (a)	1,008,061	9,073
Schwab Total Bond Market Fund (a)	2,017,268	18,196

		53,022

Money Funds 3.8%
Schwab Value Advantage Money Fund, Institutional Shares (a)	2,118,156	2,118
State Street Institutional Liquid Reserves Fund - Institutional Class	768,045	768

		2,886

Total Other Investment Companies (Cost $73,072)		74,765

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10 the tax basis cost of the fund’s investments was $73,366 and the unrealized appreciation and depreciation were $2,139, and ($740), respectively, with a net unrealized appreciation of $1,399.

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are

 1

 Schwab Monthly Income Fund - Enhanced Payout

Portfolio Holdings  (Unaudited) continued

subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of March 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Other Investment Companies(a)	$74,765	$—	$—	$74,765

Total	$74,765	$—	$—	$74,765

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47717MAR10 - 00

2

Schwab Capital Trust
Schwab® Monthly Income Fund - Maximum Payout

Portfolio Holdings as of March 31, 2010 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.1%	Other Investment Companies	58,055	58,207

99.1%	Total Investments	58,055	58,207
0.9%	Other Assets and Liabilities, Net		502

100.0%	Total Net Assets		58,709

	Number	Value
Security	of Shares	($ x 1,000)

Other Investment Companies 99.1% of net assets

Equity Funds 10.1%
Schwab Dividend Equity Fund (a)	241,204	2,950
Schwab Global Real Estate Fund (a)	508,340	2,994

		5,944

Fixed-Income Funds 82.0%
Laudus Mondrian International Fixed Income Fund (a)	332,528	3,724
Schwab Premier Income Fund (a)	1,980,795	20,066
Schwab Short-Term Bond Market Fund (a)	963,219	8,669
Schwab Total Bond Market Fund (a)	1,736,491	15,663

		48,122

Money Funds 7.0%
Schwab Value Advantage Money Fund, Institutional Shares (a)	1,944,813	1,945
State Street Institutional Liquid Reserves Fund - Institutional Class	2,196,117	2,196

		4,141

Total Other Investment Companies (Cost $58,055)		58,207

End of Investments.

(All dollar amounts are x 1,000)

At 03/31/10 the tax basis cost of the fund’s investments was $58,649 and the unrealized appreciation and depreciation were $0 and ($442), respectively, with a net unrealized depreciation of ($442).

(a)	Issuer is affiliated with the fund’s adviser.

Various inputs are used in determining the value of the funds’ investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities. — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board of Trustees has approved a vendor that would calculate fair valuations of international securities based on a number of factors that appear to correlate to the movements in the U.S. markets. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

 1

 Schwab Monthly Income Fund - Maximum Payout

Portfolio Holdings  (Unaudited) continued

•	Level 3 — significant unobservable inputs (including the funds’ own assumption in determining the fair value of investments). — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of March 31, 2010:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

Total Other Investment Companies(a)	$58,207	$—	$—	$58,207

Total	$58,207	$—	$—	$58,207

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

REG47718MAR10 - 00

2

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Capital Trust – Schwab Monthly Income Funds

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	May 21, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	May 21, 2010

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	May 21, 2010